FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                               San Mateo, CA 94403




January 18, 2008

VIA EDGAR (CIK 0000757010)
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:  Franklin Tax-Free Trust
         File No.:  811-04149

Dear Sir or Madam:

Enclosed for filing under section 6(a) of the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Franklin Tax-Free Trust ("Company"). This registration statement is being filed to register shares of the Franklin Insured Tax-Free Income Fund ("Insured Fund"), a series of the Company, that will be issued to shareholders of Franklin Florida Insured Tax-Free Income Fund ("Florida Fund"), a series of the Company, in connection with a transfer of the assets of the Florida Fund pursuant to an Agreement and Plan of Reorganization to be voted on by shareholders of the Florida Fund, at a special shareholders' meeting currently scheduled to be held on May 8, 2008.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement:
(1) Prospectus for Insured Fund - Class A, B and C dated
July 1, 2007; (2) Statement of Additional Information for Insured Fund - Class A, B and C dated July 1, 2007; (3) Annual Report for both the Insured and Florida Funds for the fiscal year ended February 28, 2007; and (4) Semi-Annual Report for Florida Fund for the period ended August 31, 2007.

The Company has registered an indefinite number of shares pursuant to Rule 24f-2 under the Act. No filing fee is, therefore, due at this time.

Questions related to this filing should be directed to Bruce
Bohan at (650) 312-3504 or, in his absence, to Kristin Ives, Esquire at (215) 564-8037.

Very truly yours,

FRANKLIN TAX-FREE TRUST



/s/ David P. Goss
Vice President

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